SAFEGUARD CORE ONE FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023
1
At September 30, 2023 , the Fund held the following exchange traded futures contract:
The following is a summary of the inputs used to value the Fund's investments and other financial instruments as of September 30, 2023.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the
Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Shares Security Description Value
Commodity Pool - 23.0%
N/A Galaxy Hedge Equity Pegasus Fund LLC
(a)(b)
(Cost $2,620,000) $ 2,015,077
Money Market Fund - 61.5%
5,392,089 First American Government Obligations Fund, Class X, 5.27%
(c)
(Cost $5,392,089) 5,392,089
Contracts Security Description Strike Price Exp. Date
Notional Contract
Value Value
Purchased Options - 6.0%
Put Options Purchased - 6.0%
6 S&P 500 E-Mini Future $4,100.00 03/24 1,312,125 30,375
44 S&P 500 E-Mini Future 4,300.00 09/24 9,837,850 496,100
Total Put Options Purchased (Premiums Paid $438,650) 526,475
Total Purchased Options (Premiums Paid $438,650) 526,475
Investments, at value - 90.5% (Premiums Paid $8,450,739) $ 7,933,641
Other Assets & Liabilities, Net - 9.5% 828,364
Net Assets - 100.0% $ 8,762,005
(a) Non-income producing security.
(b) Investment valued using net asset value per share as practical expedient. In order to achieve its investment objective, the SafeGuard Core
One Fund (“Fund”) invests up to 25% of its total assets (measured at the time of purchase) in a wholly owned and controlled subsidiary, SG
Core One CFC, Ltd. (the “Subsidiary”), which is organized under the laws of the Cayman Islands. The Subsidiary serves as an investment vehicle in order to enter into certain investments for the Fund, consistent with the Fund’s investment objectives and policies specified in the
Prospectus and Statement of Additional Information. The Subsidiary invests 100% of its assets into the Galaxy Hedge Equity Pegasus Fund
LLC (“Galaxy”). At September 30, 2023, investments in Galaxy represented 23.0% of the total net assets of the Fund. Galaxy has no unfunded commitments or redemption lock-up period. The consolidated schedule of investments of the Fund includes the investment activity of the
Subsidiary. Any intercompany accounts and transactions have been eliminated in consolidation, as applicable. Because the Fund may invest a substantial portion of its assets in the Subsidiary, the Fund may be considered to be investing indirectly in some of those investments through the Subsidiary. For that reason, references to the Fund may also encompass the Subsidiary. The Subsidiary is subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund when viewed on a consolidated basis. The
Fund is a “commodity pool” under the U.S. Commodity Exchange Act and SafeGuard Asset Management, LLC (the “Adviser”) is a “commodity pool operator” registered with and regulated by the Commodity Futures Trading Commission (“CFTC”). As a result, additional CFTC- mandated disclosure, reporting and recordkeeping obligations apply with respect to the Fund and Subsidiary under the CFTC and the U.S. Securities and
Exchange Commission (the “SEC”) harmonized regulations. Galaxy’s investment objective is to generate diversified investment returns that are uncorrelated with the equity and debt markets. Galaxy, through the use of sub-managers, invests in a variety of commodity-based sub-
strategies. The sub-strategies in which Galaxy invests employs a combination of futures, forwards, options, spot contracts or swaps, each of which may be tied to stock indices, precious metals, industrial metals, energy resources, currencies, interest rates, or agricultural products.
(c) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.
Contracts Description
Expiration
Date
Notional Contract
Value Value
Net Unrealized
Depreciation
50 S&P 500 E-mini Future 12/15/23 $ 11,347,125 $ 10,813,750 $ (533,375)

SAFEGUARD CORE ONE FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023
2
*As a practical expedient, certain investments that are measured at fair value using the net asset value per share (or its equivalent) have not been categorized in the fair value hierarchy. The fair value amount presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Consolidated Schedule of Investments.
** Other Financial Instruments are derivatives not reflected in the Consolidated Schedule of Investments, such as futures, which are valued at the unrealized appreciation/(depreciation) at period end.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS
WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION
ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.
Level 1 Level 2 Level 3
Practical
Expedient* Total
Assets
Investments at Value
Commodity Pool $ – $ – $ – $ 2,015,077 $ 2,015,077
Money Market Fund 5,392,089 – – – 5,392,089
Purchased Options 526,475 – – – 526,475
Investments at Value $ 5,918,564 $ – $ – $ – $ 7,933,641
Total Assets $ 5,918,564 $ – $ – $ 2,015,077 $ 7,933,641
Liabilities
Other Financial Instruments**
Futures $ (533,375) $ – $ – $ – $ (533,375)
Total Liabilities $ (533,375) $ – $ – $ – $ (533,375)